Business combination (Details Narrative) - CAD ($) $ in Thousands				8 Months Ended	11 Months Ended	12 Months Ended
	Sep. 01, 2021	May 04, 2021	Jan. 01, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 25, 2021
Statement [Line Items]
Net income						$ (33,209)	$ (13,445)
Goodwill				$ 70,112	$ 70,112	70,112	$ 0
Goodwill [member]
Statement [Line Items]
Impairment charges						0
Intangible assets with indefinite useful life [member]
Statement [Line Items]
Impairment charges						0
Carta CGU [Member]
Statement [Line Items]
Goodwill				35,893	35,893	35,893
Indefinite life intangible assets				1,000	1,000	1,000
Mogo Related Entities [Member]
Statement [Line Items]
Goodwill				$ 34,219	$ 34,219	$ 34,219
Cash generating unit [Member]
Statement [Line Items]
Pre-tax discount rate				16.00%	16.00%	16.00%
Terminal growth rate				10.00%	10.00%	10.00%
Carta [Member]
Statement [Line Items]
Acquisition of issued and outstanding securities								10,000,000
Fair value as of acquisition date								$ 54,800
Acquisition expenses				$ 379	$ 379	$ 379
Identifiable intangible assets recognised as on acquisition date fair value adjustment decrease					3,600
Provisional identifiable intangible assets recognised as on acquisition date								$ 22,928
Goodwill recognised as on acquisition date fair value adjustment increase					3,600
Moka [Member]
Statement [Line Items]
Net income				5,977		(2,519)
Proforma consolidated revenue			$ 8,885
Proforma consolidated net losses						(6,283)
Acquisition of issued and outstanding securities		4,633,648
Fair value as of acquisition date		$ 51,715
Acquisition expenses				536	536	536
Cash consideration		$ 4,508
Equity settled share based payment awards		366,343
Identifiable intangible assets recognised as on acquisition date fair value adjustment decrease		$ 4,500
Provisional identifiable intangible assets recognised as on acquisition date		23,200
Goodwill recognised as on acquisition date fair value adjustment increase		6,687
Deferred tax liabilities recognised as on acquisition date fair value adjustment increase		2,100
Cash held in trust				$ 2,756	$ 2,756	$ 2,756
Moka [Member] | Common Shares [Member]
Statement [Line Items]
Fair value as of acquisition date		$ 46,600
Fortifiation [Member]
Statement [Line Items]
Acquisition of issued and outstanding securities	75,000
Cash consideration	$ 1,144
Identifiable intangible assets recognised as on acquisition date fair value adjustment decrease	400
Provisional identifiable intangible assets recognised as on acquisition date	700
Goodwill recognised as on acquisition date fair value adjustment increase	480
Deferred tax liabilities recognised as on acquisition date fair value adjustment increase	$ 80